Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2020
Leasehold improvements [member]
Disclosure Of Significant Accounting Policies [Line Items]
Leasehold improvements	Shorter of expected lives of leasehold improvements and lease term
Bottom of range | Communication and network equipment [member]
Disclosure Of Significant Accounting Policies [Line Items]
Servers and network equipment	3 years
Bottom of range | Office equipment [member]
Disclosure Of Significant Accounting Policies [Line Items]
Servers and network equipment	3 years
Top of range | Communication and network equipment [member]
Disclosure Of Significant Accounting Policies [Line Items]
Servers and network equipment	5 years
Top of range | Office equipment [member]
Disclosure Of Significant Accounting Policies [Line Items]
Servers and network equipment	5 years